Approval of financial statements	12 Months Ended
Dec. 31, 2025
Approval Of Financial Statements
Approval of financial statements

32.	Approval of financial statements

The directors approved the financial statements on May 7, 2026. The directors approved the restated consolidated financial statements, including Note 5, on October 6, 2026.